Fair Value Measurement - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock upon exercise of warrants shares	86,129
Silicon Valley Bank [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants or right issued during period	32,412
Exercise price of warrants or rights | $ / shares	$ 1.60
Measurement Input Expected Initial Future Cash Flows Rate [Member] | Contingent Interest Embedded Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability measurement input	8.5
Measurement Input Post Merger Rate [Member] | Contingent Interest Embedded Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability measurement input	4